INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Tax contingencies/settlements	$ 183	$ 7	$ 149
Prior period taxes	21	(7)	(18)
Others	39	55	3
Total	$ 243	$ 55	$ 134